Contents of Significant Accounts - Equity - Additional Information (Detail)				12 Months Ended
	Sep. 01, 2020 shares	Jun. 28, 2019 shares	Mar. 11, 2019 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Shares authorized				26,000,000,000	26,000,000,000
Shares issued				12,422,402,000	11,724,319,000
Shares par value | $ / shares				$ 10	$ 10
Number of common shares represented by 1 ADS				5
Treasury stock cancelled		400,000,000	300,000,000
Maximum percentage of total shares of treasury stock on issued stock as per Securities and Exchange Law of the R.O.C				10.00%
Closing prices of UMC's stock | $ / shares				$ 47.15	16.45
Percentage of legal reserve				10.00%
Cash dividends | $ / shares					$ 0.80395653
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution				20.00%
Percentage of stock dividend on dividend distribution				0.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution				100.00%
Percentage of stock dividend on dividend distribution				80.00%
HSUN CHIEH INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates				441,000,000	441,000,000
YANN YUAN INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates				201,000,000	200,000,000
FORTUNE VENTURE CAPITAL CORP. (FORTUNE) [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates				16,000,000	16,000,000
Restricted Stock [member]
Disclosure of classes of share capital [line items]
Number of restricted stock shares issued for employees	200,000,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of American Depositary Shares traded on NYSE				127,000,000	138,000,000
Number of common shares represented by issued American Depositary Shares				636,000,000	692,000,000